Leases (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	5 years
Operating Lease, Weighted Average Discount Rate, Percent	3.25%
Lease liabilities	$ 157